Summary of significant accounting policies - Schedule of Estimated Useful of The Company Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years 9 months
Database
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years 9 months
User panel
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Developed technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Developed technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years